UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-3835

Value Line Centurion Fund, Inc.

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2006

Date of reporting period: December 31, 2006

Item 1.	Reports to Stockholders.

A copy of the Annual Report to Stockholders for the period ended 12/31/06 is included with this Form.

■ Value Line Centurion Fund, Inc.	Annual Report To Contractowners

Bradley Brooks, CFA, Portfolio Manager

Objective:

Long-term growth of capital

Inception Date:

November 15, 1983

Net Assets at December 31, 2006:

$283,836,045

Portfolio Composition at December 31, 2006:

(Percentage of Total Net Assets)

An Update from Fund Management

In 2006, the Fund returned 3.85% versus the total return of 15.79% for the S&P 500 Index. Since the Fund’s inception more than 23 years ago, the annual total return has been 9.97%.

Over the past year, the Fund’s quantitative-based model had sub-par performance during what turned out to be a fairly volatile year. An overweighted position in the technology sector, one of the worst performing areas for the year, along with some poorly timed trades in the energy arena were the main causes for the poor returns. Going forward, the Fund is currently overweighted to the consumer discretionary area and underweighted in the energy and financial segments of the market.

In selecting stocks, we rely heavily on the Value Line Timeliness Ranking System, purchasing stocks that are ranked the highest for price appreciation over the next six to twelve months. The system favors stocks that have above-average earnings and stock-price momentum compared with those of the other roughly 1,700 stocks in the Value Line Investment Survey. We generally buy stocks when their Timeliness ranking rises to the top category and sell them when their ranking drops out of it.

The views expressed above are those of the Fund’s portfolio manager(s) as of December 31, 2006 and are subject to change without notice. They do not necessarily represent the views of Value Line. The views expressed herein are based on current market conditions and are not intended to predict or guarantee the future performance of any Fund, any individual security, any market or market segment. The composition of each Fund’s portfolio is subject to change. No recommendation is made with respect to any security discussed herein.

Top Ten Common Stock Holdings  (As of 12/31/2006)

Company	Percentage of Total Net Assets
TeleTech Holdings, Inc.	1.22%
Robbins & Myers, Inc.	1.21%
Infosys Technologies Ltd. ADR	1.17%
Safeway, Inc.	1.17%
CNA Financial Corp.	1.16%
Acuity Brands, Inc.	1.16%
Varian Semiconductor Equipment Associates, Inc.	1.15%
Albemarle Corp.	1.14%
Sepracor, Inc.	1.13%
Novellus Systems, Inc.	1.13%

About information in this report:

•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

•

The S&P 500 Index is an index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

VALUE LINE CENTURION FUND, INC.	1

■ Value Line Centurion Fund, Inc.	Annual Report To Contractowners

Sector Weightings vs. Index  (As of 12/31/2006)

Average Annual Total Returns  (For periods ended 12/31/2006)

	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 11/15/1983
Value Line Centurion Fund, Inc.	3.85%	8.12%	3.08%	5.39%	9.97%
S&P 500 Index	15.79%	10.44%	6.19%	8.42%	12.53%

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

Growth of a Hypothetical $10,000 Investment

To give you a comparison, this chart shows you the performance of a hypothetical $10,000 investment made 10 years ago in the Fund and in the S&P 500 Index. Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of dividends.

2	VALUE LINE CENTURION FUND, INC.

■ Value Line Centurion Fund, Inc.	Annual Report To Contractowners

Fund Expenses (Unaudited)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested on July 1, 2006 and held for six months ended December 31, 2006.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000	$1,022.20	$4.28	0.84%
Hypothetical (5% return before expenses)	$1,000	$1,020.97	$4.28	0.84%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the Fund’s most recent fiscal half-year). This expense ratio may differ from the expense ratio shown in the financial highlights.

VALUE LINE CENTURION FUND, INC.	3

■	Value Line Centurion Fund, Inc.

Schedule of Investments

December 31, 2006

Common Stocks — 97.2%
Shares		Value

Advertising — 1.0%
28,000	Omnicom Group, Inc.	$2,927,120

Aerospace/Defense — 1.0%
35,000	Precision Castparts Corp.	2,739,800

Air Transport — 1.8%
81,000	AMR Corp.*	2,448,630
65,000	Continental Airlines, Inc. Class B*	2,681,250

		5,129,880

Apparel — 1.9%
45,000	Guess?, Inc.*	2,854,350
48,000	Phillips-Van Heusen Corp.	2,408,160

		5,262,510

Bank — 1.0%
93,000	Synovus Financial Corp.	2,867,190

Biotechnology — 1.0%
40,000	Amgen, Inc.*	2,732,400

Building Materials — 0.8%
30,000	Genlyte Group, Inc. (The)*	2,343,300

Cable TV — 1.9%
66,000	Comcast Corp. Class A*	2,764,080
111,000	DIRECTV Group, Inc. (The)*	2,768,340

		5,532,420

Chemical–Basic — 2.0%
61,000	E.I. du Pont de Nemours and Co.	2,971,310
18,000	Potash Corporation of Saskatchewan, Inc.	2,582,640

		5,553,950

Chemical–Diversified — 1.1%
45,000	Albemarle Corp.	3,231,000

Chemical–Specialty — 3.9%
150,000	Hercules, Inc.*	2,896,500
60,000	International Flavors & Fragrances, Inc.	2,949,600
51,000	OM Group, Inc.*	2,309,280
135,000	Tredegar Corp.	3,052,350

		11,207,730

Computer & Peripherals — 0.8%
26,000	Apple, Inc.*	2,205,840

Computer Software & Services — 7.1%
87,000	BMC Software, Inc.*	2,801,400
35,000	Cognizant Technology Solutions Corp. Class A*	2,700,600
61,000	Infosys Technologies Ltd. ADR	3,328,160
140,000	Jack Henry & Associates, Inc.	2,996,000
156,000	Oracle Corp.*	2,673,840
73,000	Paychex, Inc.	2,886,420
48,000	SEI Investments Co.	2,858,880

		20,245,300

Diversified Companies — 3.3%
63,000	Acuity Brands, Inc.	3,278,520
69,000	Honeywell International, Inc.	3,121,560
123,000	Kadant, Inc.*	2,998,740

		9,398,820

Drug — 5.8%
56,000	Biogen Idec, Inc.*	2,754,640
32,000	Cephalon, Inc.*	2,253,120
57,000	Forest Laboratories, Inc.*	2,884,200
98,000	Immucor, Inc.*	2,864,540

Shares		Value

104,000	Schering-Plough Corp.	$2,458,560
52,000	Sepracor, Inc.*	3,202,160

		16,417,220

E-Commerce — 1.9%
52,000	Akamai Technologies, Inc.*	2,762,240
175,000	Interwoven, Inc.*	2,567,250

		5,329,490

Electrical Equipment — 0.9%
83,000	FLIR Systems, Inc.*	2,641,890

Electronics — 1.8%
110,000	Avnet, Inc.*	2,808,300
39,000	Rogers Corp.*	2,306,850

		5,115,150

Entertainment — 1.0%
82,000	Walt Disney Co. (The)	2,810,140

Financial Services–Diversified — 2.2%
40,000	American International Group, Inc.	2,866,400
82,000	CNA Financial Corp.*	3,306,240

		6,172,640

Furniture/Home Furnishings — 2.1%
122,000	Kimball International, Inc. Class B	2,964,600
150,000	Tempur-Pedic International, Inc.*	3,069,000

		6,033,600

Grocery — 1.2%
96,000	Safeway, Inc.	3,317,760

Hotel/Gaming — 1.1%
53,000	MGM MIRAGE*	3,039,550

Human Resources — 1.8%
85,000	AMN Healthcare Services, Inc.*	2,340,900
100,000	Kelly Services, Inc. Class A	2,894,000

		5,234,900

Industrial Services — 4.2%
78,000	Amdocs Ltd.*	3,022,500
80,000	CB Richard Ellis Group, Inc. Class A*	2,656,000
100,000	CSG Systems International, Inc.*	2,673,000
145,000	TeleTech Holdings, Inc.*	3,462,600

		11,814,100

Information Services — 2.1%
150,000	Gartner, Inc.*	2,968,500
71,000	Thomson Corp. (The)	2,942,240

		5,910,740

Internet — 1.0%
62,000	Priceline.com, Inc.*	2,703,820

Machinery — 3.2%
82,000	Lindsay Corp.	2,677,300
48,000	Manitowoc Company, Inc. (The)	2,852,640
75,000	Robbins & Myers, Inc.	3,444,000

		8,973,940

Medical Supplies — 4.1%
60,000	Digene Corp.*	2,875,200
70,000	Illumina, Inc.*	2,751,700
57,000	Stryker Corp.	3,141,270
35,000	Zimmer Holdings, Inc.*	2,743,300

		11,511,470

See notes to financial statements.

4

■	Value Line Centurion Fund, Inc.

Schedule of Investments (Continued)

December 31, 2006

Shares		Value

Metals & Mining Diversified — 1.9%
30,000	Allegheny Technologies, Inc.	$2,720,400
80,000	Brush Engineered Materials, Inc.*	2,701,600

		5,422,000

Newspaper — 1.0%
57,000	E.W. Scripps Co. (The) Class A	2,846,580

Office Equipment & Supplies — 2.0%
61,000	OfficeMax, Inc.	3,028,650
164,000	Xerox Corp.*	2,779,800

		5,808,450

Oilfield Services/Equipment — 0.7%
26,000	Core Laboratories N.V.*	2,106,000

Packaging & Container — 2.0%
109,000	Rock-Tenn Co. Class A	2,954,990
42,000	Sealed Air Corp.	2,726,640

		5,681,630

Precision Instrument — 3.1%
108,000	II-VI, Inc.*	3,017,520
140,000	Newport Corp.*	2,933,000
56,000	Waters Corp.*	2,742,320

		8,692,840

Recreation — 2.9%
44,000	Harley-Davidson, Inc.	3,100,680
85,000	Hasbro, Inc.	2,316,250
125,000	Mattel, Inc.	2,832,500

		8,249,430

Retail-Special Lines — 4.1%
102,000	American Eagle Outfitters, Inc.	3,183,420
70,000	Coach, Inc.*	3,007,200
50,000	Dick’s Sporting Goods, Inc.*	2,449,500
74,000	NBTY, Inc.*	3,076,180

		11,716,300

Retail Store — 4.9%
120,000	Big Lots, Inc.*	2,750,400
35,000	J.C. Penney Company, Inc.	2,707,600
42,000	Kohl’s Corp.*	2,874,060
58,000	Nordstrom, Inc.	2,861,720
47,000	Target Corp.	2,681,350

		13,875,130

Securities Brokerage — 1.0%
34,000	Morgan Stanley	2,768,620

Semiconductor — 1.8%
165,000	Integrated Device Technology, Inc.*	2,554,200
72,000	NVIDIA Corp.*	2,664,720

		5,218,920

Semiconductor-Equipment — 3.2%
84,000	ATMI, Inc.*	2,564,520
93,000	Novellus Systems, Inc.*	3,201,060
72,000	Varian Semiconductor Equipment Associates, Inc.*	3,277,440

		9,043,020

Shoe — 0.9%
76,000	Steven Madden Ltd.	2,666,840

Telecommunication Services — 2.9%
81,000	AT&T, Inc.	2,895,750
47,000	BT Group PLC ADR	2,814,830
300,000	Qwest Communications International, Inc.*	2,511,000

		8,221,580

Shares		Value

Telecommunications Equipment — 0.9%
95,000	Cisco Systems, Inc.*	$2,596,350

Wireless Networking — 0.9%
21,000	Research In Motion Ltd.*	2,683,380

	Total Common Stock and Total Investment Securities — 97.2% (Cost $247,644,395)	$276,000,740

Repurchase Agreements — 2.8%
Principal Amount		Value
$4,000,000	With Morgan Stanley & Co., 4.60%, dated 12/29/06, due 1/2/07, delivery value $4,002,044 (collateralized by $3,330,000 U.S. Treasury Notes 7.50%, due 11/15/16, with a value of $4,078,388)	$4,000,000
3,800,000	With UBS Securities, LLC, 4.50%, dated 12/29/06, due 1/2/07, delivery value $3,801,900 (collateralized by $3,528,000 U.S. Treasury Notes 5.50%, due 8/15/28, with a value of $3,886,360)	3,800,000

	Total Repurchase Agreements (Cost $7,800,000)	$7,800,000

Cash and Other Assets In Excess of Liabilities — (0.0%)		35,305

Net Assets — 100.0%		$283,836,045

Net Asset Value Per Outstanding Share ($283,836,045 ÷ 14,973,612 shares outstanding)		$18.96

*	Non-income producing.

ADR — American Depositary Receipt

See notes to financial statements.

5

■	Value Line Centurion Fund, Inc.

Statement of Assets and Liabilities

December 31, 2006

ASSETS:
Investment securities, at value (cost — $247,644,395)	$276,000,740
Repurchase agreements (cost — $7,800,000)	7,800,000
Cash	104,400
Interest and dividends receivable	188,369

Total Assets	284,093,509

LIABILITIES:
Accrued expenses:
Advisory fee	121,469
Service and distribution plan fees payable	60,742
Directors’ fees and expenses	6,585
Other	68,668

Total Liabilities	257,464

Net Assets	$283,836,045

NET ASSETS CONSIST OF:
Capital stock, at $1.00 par value (authorized 50,000,000, outstanding 14,973,612 shares)	$14,973,612
Additional paid-in capital	220,545,138
Accumulated net realized gain on investments	19,960,950
Net unrealized appreciation of investments	28,356,345

Net Assets	$283,836,045

Net Asset Value Per Outstanding Share ($283,836,045 ÷ 14,973,612 shares outstanding)	$18.96

Statement of Operations

Year Ended

December 31, 2006

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $17,085)	$1,610,399
Interest	382,691

Total Income	1,993,090

Expenses:
Advisory fee	1,536,747
Service and distribution plan fees	1,229,398
Auditing and legal fees	83,700
Custodian fees	55,970
Insurance	49,151
Directors’ fees and expenses	29,726
Printing	5,799
Other	14,445

Total Expenses Before Custody Credits and Waivers	3,004,936
Less: Service and distribution plan fees waived	(263,289)
Less: Custody credits	(5,594)

Net Expenses	2,736,053

Net Investment Loss	(742,963)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN EXCHANGE TRANSACTIONS:
Net realized gain	21,464,140
Change in net unrealized appreciation (depreciation)	(9,100,122)

Net Realized Gain and Change in Net Unrealized Appreciation (Depreciation) on Investments and Foreign Exchange Transactions	12,364,018

NET INCREASE IN NET ASSETS FROM OPERATIONS	$11,621,055

See notes to financial statements.

6

■	Value Line Centurion Fund, Inc.

Statement of Changes in Net Assets

	Year Ended December 31,
	2006	2005
Operations:
Net investment loss	$(742,963)	$(1,296,252)
Net realized gain on investments	21,464,140	25,962,206
Change in net unrealized appreciation (depreciation)	(9,100,122)	3,369,570

Net increase in net assets from operations	11,621,055	28,035,524

Distributions to Shareholders:
Net realized gains	(25,263,799)	(31,154,504)

Capital Share Transactions:
Proceeds from sale of shares	7,978,268	8,388,252
Proceeds from reinvestment of dividends and distributions to shareholders	25,263,799	31,154,504
Cost of shares repurchased	(61,580,675)	(61,015,036)

Net decrease from capital share transactions	(28,338,608)	(21,472,280)

Total Decrease in Net Assets	(41,981,352)	(24,591,260)

NET ASSETS:

Beginning of year	325,817,397	350,408,657

End of year	$283,836,045	$325,817,397

See notes to financial statements.

7

■	Value Line Centurion Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

	Years Ended December 31,
	2006		2005	2004	2003	2002
Net asset value, beginning of year	$20.07		$20.24	$18.15	$15.19	$19.71

Income from investment operations:
Net investment loss	(.05)		(.08)	(.05)	(.03)	(.01)
Net gain (loss) on securities (both realized and unrealized)	.63		1.88	2.14	2.99	(4.51)

Total from investment operations	.58		1.80	2.09	2.96	(4.52)

Less distributions:
Distributions from net realized gains	(1.69)		(1.97)	—	—	—

Net asset value, end of year	$18.96		$20.07	$20.24	$18.15	$15.19

Total return*	3.85%		9.13%	11.51%	19.49%	(22.93)%

Ratios/supplemental data:
Net assets, end of year (in thousands)	$283,836		$325,817	$350,409	$355,435	$338,651
Ratio of expenses to average net assets (1)	.98	%(2)	.96%	.95%	.99%	.76%
Ratio of net investment loss to average net assets	(.24)%		(.39)%	(.27)%	(.19)%	(.06)%
Portfolio turnover rate	220%		219%	187%	129%	126%

*	Total returns do not reflect the effects of charges deducted under the terms of GIAC’s variable contracts. Including such charges would reduce the total returns for all periods shown.
(1)	Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would not have changed for all periods shown.
(2)	Ratio reflects expenses grossed up for the voluntary waiver of a portion of the service and distribution fee by the Distributor. The ratio of expenses to average net assets net of the voluntary fee waiver, but exclusive of the custody credit arrangement, would have been .89% for the year ended December 31, 2006.

See notes to financial statements.

8

■	Value Line Centurion Fund, Inc.

Notes to Financial Statements

December 31, 2006

1.    Significant Accounting Policies

Value Line Centurion Fund, Inc. (the “Fund”) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, whose primary investment objective is long-term growth of capital. The Fund’s portfolio will usually consist of common stocks ranked 1 or 2 for year-ahead performance by the Value Line Investment Survey, one of the nation’s major investment advisory services.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A)  Security Valuation

Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase, are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

(B)  Repurchase Agreements

In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C)  Federal Income Taxes

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements.

9

■	Value Line Centurion Fund, Inc.

Notes to Financial Statements (Continued)

December 31, 2006

(D)  Dividends and Distributions

It is the Fund’s policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital gains realized by the Fund, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Fund at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Directors.

(E)  Securities Transactions and Income

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments, adjusted for amortization of discount and premium, if applicable, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

(F)  Foreign Currency Translation

Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange on the valuation date. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments are included in realized gain (loss) on investments and changes in unrealized appreciation (depreciation) on investments.

(G)  Representations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2.    Capital Share Transactions, Dividends and Distributions

Shares of the Fund are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc. (GIAC). Transactions in capital stock were as follows:

	Year Ended December 31, 2006	Year Ended December 31, 2005
Shares sold	392,891	426,506
Shares issued in reinvestment of dividends and distributions	1,482,617	1,589,516
Shares repurchased	(3,135,375)	(3,095,339)

Net decrease	(1,259,867)	(1,079,317)

Distributions per share from net realized gains	$1.69	$1.97

3.    Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term investments, were as follows:

Year Ended December 31, 2006
PURCHASES:
Investment Securities	$657,656,635

SALES:
Investment Securities	$706,282,154

4.    Income Taxes

At December 31, 2006, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$255,444,395

Gross tax unrealized appreciation	$31,333,592
Gross tax unrealized depreciation	(2,977,247)

Net tax unrealized appreciation on investments	$28,356,345

Undistributed ordinary income	$1,921,000

Undistributed long-term gains	$18,039,950

10

■	Value Line Centurion Fund, Inc.

Notes to Financial Statements (Continued)

December 31, 2006

The tax composition of distributions to shareholders for the year ended December 31, 2006 were as follows:

	2006	2005
Ordinary income	$8,593,152	—
Long-term capital gain	16,670,647	$31,154,504

	$25,263,799	$31,154,504

Permanent book-tax differences relating to the current year were reclassified within the composition of the net asset accounts. The Fund decreased accumulated net investment loss on investments by $742,963 and decreased accumulated net realized gain on investments by $742,963. Net assets are not affected by this reclassification. These reclasses were primarily due to differing treatments of net operating losses for tax purposes.

5.    Investment Advisory Fee, Service and Distribution Fees and Transactions with Affiliates

An advisory fee of $1,536,747 was paid or payable to Value Line, Inc. (the “Adviser”), the Fund’s investment adviser, for the year ended December 31, 2006. This was computed at the rate of 1/2 of 1% of the average daily net assets of the Fund during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, in advertising marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.40% of the Fund’s average daily net assets. For the year ended December 31, 2006, fees amounting to $1,229,398 before fee waivers were paid or payable to the Distributor under this Plan. Effective May 23, 2006 the Distributor voluntarily waived 0.15% of the fee. The fees waived amounted to $263,289. The Distributor has no right to recoup previously waived amounts.

For the year ended December 31, 2006, the Fund’s expenses were reduced by $5,594 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

11

■	Value Line Centurion Fund, Inc.

Report of Independent Registered

Public Accounting Firm

To the Board of Directors and Shareholders of Value Line Centurion Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Centurion Fund, Inc. (the “Fund”) at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 13, 2007

12

■	Value Line Centurion Fund, Inc.

Federal Tax Status of Distributions (Unaudited)

For corporate taxpayers 50.79% of the ordinary income distributions paid during the calendar year 2006, qualify for the corporate dividends received deductions. During the calendar year 2006, 54.44% of the ordinary income distribution are treated as qualified dividends. During the calendar year 2006, the Fund distributed $16,670,647 of long-term capital gain to its shareholders.

13

■	Value Line Centurion Fund, Inc.

Management Information

The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, And Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director

Interested Director*

Jean Bernhard Buttner Age 72	Chairman of the Board of Directors and President	Since 1983	Chairman, President and Chief Executive Officer of Value Line, Inc. (the “Adviser”) and Value Line Publishing, Inc.; Chairman and President of each of the 14 Value Line Funds and Value Line Securities Inc. (the “Distributor”)	Value Line, Inc.

Non-Interested Directors

John W. Chandler 18 Victoria Lane Lanesboro, MA 01237 Age 83	Director	Since 1991	Consultant, Academic Search Consultation Service, Inc. (1994-2004); Trustee Emeritus and Chairman (1993-1994) of the Board of Trustees of Duke University; President Emeritus, Williams College.	None

Frances T. Newton 4921 Buckingham Drive Charlotte, NC 28209 Age 65	Director	Since 2000	Customer Support Analyst, Duke Power Company.	None

Francis Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 75	Director	Since 2000

Professor of History, Williams College, (1961 to 2002) Professor Emeritus since 2002. Professor Emeritus since 1994 and President, 1985-1994; Chairman (1993-1997) and Interim President (2002-2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005. National Humanities Center.

Berkshire Life Insurance Company of America

David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 71	Director	Since 1997	Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President, 1987-1998.	None

Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 68	Director	Since 1983	Chairman, Institute for Political Economy.	A. Schulman Inc. (plastics)

Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 58	Director	Since 1996	Senior Financial Advisor, Veritable, L.P. (Investment Advisor) Since 2004; Senior Financial Advisor, Hawthorn, (2001-2004).	None

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s directors and is available, without charge, upon request by calling 1-800-221-3532.

*	Mrs. Buttner is an “interested person” as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

14

■	Value Line Centurion Fund, Inc.

Management Information (Continued)

Name, Address, And Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years

Officers

David T. Henigson Age 49	Vice President, Secretary and Chief Compliance Officer	Since 1994	Director, Vice President and Chief Compliance Officer of the Adviser. Director and Vice President of the Distributor. Vice President, Secretary and Chief Compliance Officer of each of the 14 Value Line Funds.

Stephen R. Anastasio Age 47	Treasurer	Since 2005	Controller of the Adviser until 2003; Chief Financial Officer of the Adviser, (2003-2005); Treasurer of the Adviser since 2005, Treasurer of each of the 14 Value Line Funds.

Howard A. Brecher Age 53	Assistant Secretary, Assistant Treasurer	Since 2005	Director, Vice President and Secretary of the Adviser, Director and Vice President of the Distributor.

15

■	Value Line Centurion Fund, Inc.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and coped at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

16

Item 2.	Code of Ethics

(a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

(f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

(2) The Registrant’s Board has designated John W. Chandler, a member of the Registrant’s Audit Committee, as the Registrant’s Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an “audit committee financial expert” shall not make such person an “expert” for any purpose, including without limitation under Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services

(a)	Audit Fees 2006 - $40,006

(b)	Audit-Related fees – None.

(c)	Tax Preparation Fees 2006 - $6,935

(d)	All Other Fees – None

(e) (1)	Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed were pre-approved by the committee.

(e) (2)	Not applicable.

(f)	Not applicable.

(g)	Aggregate Non-Audit Fees 2006 -$6,935.

(h)	Not applicable.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.	Exhibits.

(a)	Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

(b)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Jean B. Buttner
Jean B. Buttner, President

Date: March 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jean B. Buttner
Jean B. Buttner, President, Principal Executive Officer

By:	/s/ Stephen R. Anastasio
Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date: March 9, 2007